INVESTMENT IN TREASURY METALS (Details 2)	12 Months Ended
Dec. 31, 2020 CAD ($)
Investment In Treasury Metals
Loss before income taxes	$ (6,181)
Deferred income tax recovery	3,425
Net loss for the year	(2,756)
Other comprehensive income	43
Total comprehensive loss	$ (2,713)